Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000002883
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class AAA
C000002885
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class C
C000034314
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class I
C000002882
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class A
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 12,083	$ 12,974	$ 13,181	$ 12,558	$ 16,692	$ 13,799	$ 16,477	$ 18,469	$ 21,855	$ 26,401
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	10,000		12,083	12,974	13,181	12,558	16,692	13,799	16,477	18,469	21,855	26,401
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	50,000		60,415	64,868	65,905	62,788	83,458	68,995	82,387	92,347	109,274	132,003
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	10,000		12,083	12,974	13,181	12,558	16,692	13,799	16,477	18,469	21,855	26,401
MSCI EAFE Growth Index
Account Value [Line Items]
Accumulated Value	10,000		11,613	12,756	13,351	13,951	18,330	14,017	16,906	18,551	20,729	23,629
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value	10,000		11,845	12,860	12,948	12,936	17,390	13,014	15,080	16,420	19,215	22,309
MSCI EAFE Growth Index
Account Value [Line Items]
Accumulated Value	10,000		11,613	12,756	13,351	13,951	18,330	14,017	16,906	18,551	20,729	23,629
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value	10,000		11,845	12,860	12,948	12,936	17,390	13,014	15,080	16,420	19,215	22,309
MSCI EAFE Growth Index
Account Value [Line Items]
Accumulated Value	50,000		58,065	63,779	66,757	69,754	91,650	70,085	84,530	92,754	103,644	118,143
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value	50,000		59,225	64,301	64,738	64,680	86,949	65,072	75,399	82,102	96,076	111,545
MSCI EAFE Growth Index
Account Value [Line Items]
Accumulated Value	10,000		11,613	12,756	13,351	13,951	18,330	14,017	16,906	18,551	20,729	23,629
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,845	$ 12,860	$ 12,948	$ 12,936	$ 17,390	$ 13,014	$ 15,080	$ 16,420	$ 19,215	$ 22,309